STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments at fair value:	$ 1,797,575,691	$ 1,515,623,350
Receivables:
Notes receivable from participants	37,595,443	34,478,809
Employer contributions receivable	25,083,599	29,204,672
Employee contributions receivable		2,277,955
Receivables:	62,679,042	65,961,436
Net assets available for benefits	1,860,254,733	1,581,584,786
Employer securities
Investments, at fair value:
Investments at fair value:	65,612,036	62,406,217
Self-directed brokerage
Investments, at fair value:
Investments at fair value:	48,560,404	34,916,470
Other investments
Investments, at fair value:
Investments at fair value:	$ 1,683,403,251	$ 1,418,300,663